Inventory, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventory, net consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Finished goods	$7,524	$3,264
Raw materials	863	64
Work in process	—	50
Less: inventory reserve	(285)	(16)

Inventory, net	$8,102	$3,362

Inventory, net consisted of the following (in thousands):

	As of December 31,
	2021	2020
Finished goods	$3,264	$2,756
Raw materials	64	—
Work in process	50	—
Less: Inventory reserve	(16)	(20)

Inventory, net	$3,362	$2,736